DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

COMMITTED LINES OF CREDIT

At December 31, 2012, Sempra Energy Consolidated had an aggregate of $4.1 billion in committed lines of credit to provide liquidity and to support commercial paper and variable-rate demand notes, the major components of which we detail below. Available unused credit on these lines at December 31, 2012 was $3.2 billion.

Sempra Energy

In March 2012, Sempra Energy entered into a $1.067 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share. The facility replaced the $1.0 billion credit agreement that was scheduled to expire in 2014.

Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratio at December 31, 2012, calculated as defined in the agreement, was 54.7 percent. The facility also provides for issuance of up to $635 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2012, Sempra Energy had $54 million of letters of credit outstanding supported by the facility.

Sempra Global

In March 2012, Sempra Global entered into a $2.189 billion, five-year syndicated revolving credit agreement expiring in March 2017. Citibank, N.A. serves as administrative agent for the syndicate of 25 lenders. No single lender has greater than a 7-percent share. The facility replaced the $2.0 billion credit agreement that was scheduled to expire in 2014.

Sempra Energy guarantees Sempra Global's obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter.

At December 31, 2012, Sempra Global had $825 million of commercial paper outstanding supported by the facility. At December 31, 2012 and 2011, respectively, $300 million and $400 million of commercial paper outstanding was classified as long-term debt based on management's intent and ability to maintain this level of borrowing on a long-term basis either supported by this credit facility or by issuing long-term debt. This classification has no impact on cash flows.

California Utilities

In March 2012, SDG&E and SoCalGas entered into a combined $877 million, five-year syndicated revolving credit agreement expiring in March 2017. JPMorgan Chase Bank, N.A. serves as administrative agent for the syndicate of 24 lenders. No single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to $658 million, subject to a combined limit of $877 million for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $200 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit. The facility replaced the $800 million combined credit agreement that was scheduled to expire in 2014.

Borrowings under the facility bear interest at benchmark rates plus a margin that varies with market index rates and the borrowing utility's credit ratings. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratios for SDG&E and SoCalGas at December 31, 2012, calculated as defined in the agreement, were 48.0 percent and 38.7 percent, respectively.

Each utility's obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2012, SDG&E and SoCalGas had no outstanding borrowings supported by the facility. Available unused credit on the line at December 31, 2012 was $658 million at both SDG&E and SoCalGas, subject to the combined limit on the facility of $877 million.

GUARANTEES

RBS Sempra Commodities

As we discuss in Note 4, in 2010 and early 2011, Sempra Energy, RBS and RBS Sempra Commodities sold substantially all of the businesses and assets within the partnership in four separate transactions. In connection with each of these transactions, the buyers were, subject to certain qualifications, obligated to replace any guarantees that we had issued in connection with the applicable businesses sold with guarantees of their own. The buyers have substantially completed this process with regard to all existing, open positions, except for one remaining position expected to terminate by January 2014. For those guarantees which have not been replaced, the buyers are obligated to indemnify us in accordance with the applicable transaction documents for any claims or losses in connection with the guarantees that we issued associated with the businesses sold. We provide additional information in Note 4.

At December 31, 2012, RBS Sempra Commodities no longer requires significant working capital support. However, we have provided back-up guarantees for a portion of RBS Sempra Commodities' remaining trading obligations. A few of these back-up guarantees may continue for a prolonged period of time. RBS has fully indemnified us for any claims or losses in connection with these arrangements, with the exception of those obligations for which JP Morgan has agreed to indemnify us. We discuss the indemnification release in Note 4. We discuss additional matters related to our investment in RBS Sempra Commodities in Note 15.

Other Guarantees

Sempra Renewables and BP Wind Energy currently hold 50-percent interests in Fowler Ridge 2 and Cedar Creek 2. After completion of these projects and obtaining term financing in 2010, proceeds from the term loans were used to return $180 million and $96 million, respectively, of each owner's joint venture investment. The term loan of $348 million obtained by Fowler Ridge 2 expires in August 2022, and the $275 million term loan obtained by Cedar Creek 2 expires in November 2023. The term loan agreements require Sempra Renewables and BP Wind Energy to return cash to the projects in the event that the projects do not meet certain cash flow criteria or in the event that the projects' debt service and operation and maintenance reserve accounts are not maintained at specific thresholds. Sempra Renewables recorded liabilities of $3 million in 2011 and $9 million in 2010 for the fair value of its obligations associated with the cash flow requirements, which constitute guarantees. The liabilities are being amortized over their expected lives. The outstanding loans are not guaranteed by the partners.

WEIGHTED AVERAGE INTEREST RATES

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy were 0.72 percent and 0.93 percent at December 31, 2012 and December 31, 2011, respectively. The weighted average interest rates at December 31, 2012 and 2011 include interest rates for commercial paper borrowings classified as long-term, as we discuss above.

LONG-TERM DEBT

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
1.65% July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
3% August 15, 2021	350	350
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
4% May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	250
4.3% April 1, 2042	250	―
	3,536	3,286
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	130	130
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)	345	355
Capital lease obligations:
Purchased-power agreements	178	180
Other	7	13
	784	802
	4,320	4,088
Current portion of long-term debt	(16)	(19)
Unamortized discount on long-term debt	(12)	(11)
Total SDG&E	4,292	4,058

SoCalGas
First mortgage bonds:
4.8% October 1, 2012	―	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
3.75% September 15, 2042	350	―
	1,400	1,300
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	4	11
	17	24
	1,417	1,324
Current portion of long-term debt	(4)	(257)
Unamortized discount on long-term debt	(4)	(3)
Total SoCalGas	1,409	1,064

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2012	2011
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	400	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011 (8.05% at December 31, 2012)	250	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.07% at December 31, 2012) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.64% at December 31, 2012)	750	750
2.3% Notes April 1, 2017	600	―
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	―
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand November 1, 2014(1)	―	8
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	19	16
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.62% weighted average at December 31, 2012)	300	400
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	86	24
4.25% Series B Bonds October 30, 2030(1)	224	202
Luz del Sur
Bank loans 6.2% to 6.75% payable 2013 through December 2016	31	41
Notes at 4.75% to 7.09% payable 2013 through October 2022	284	185
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2013 through December 2028, including $83 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.82% at December 31, 2012)(1)	111	―
Loans at 2.24% to 2.26% payable 2013 through January 2031	286	―
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% payable 2013(1)(2)	17	24
9% Notes May 13, 2013	1	1
8.45% Notes payable 2013 through December 2017, secured	25	29
4.5% Notes July 1, 2024, secured(1)	74	21
Industrial development bonds at variable rates (0.15% at December 31, 2012)
August 15, 2037, secured(1)	55	55
	6,625	5,018
Current portion of long-term debt	(705)	(60)
Unamortized discount on long-term debt	(8)	(9)
Unamortized premium on long-term debt	8	7
Total other Sempra Energy	5,920	4,956
Total Sempra Energy Consolidated	$11,621	$10,078
(1)	Callable long-term debt.
(2)	Classified as long-term debt based on management's intent and ability to convert the debt to equity upon maturity.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$10	$	―	$721	$731
2014	140		250	970	1,360
2015	274		―	70	344
2016	10		8	796	814
2017	10		―	649	659
Thereafter	3,691		1,155	3,400	8,246
Total	$4,135		$1,413	$6,606	$12,154
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Various long-term obligations totaling $6.3 billion at Sempra Energy at December 31, 2012 are unsecured. This includes unsecured long-term obligations totaling $254 million at SDG&E and $13 million at SoCalGas.

CALLABLE LONG-TERM DEBT

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt is callable subject to premiums at various dates:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2013	$105	$	―	$343	$448
2014	124		―	224	348
2015	266		―	―	266
2016	―		8	―	8
2017	75		―	―	75
after 2017	176		―	―	176
Total	$746		$8	$567	$1,321
Callable bonds subject to make-whole provisions	$2,900		$1,400	$4,837	$9,137

In addition, the OMEC LLC project financing loan discussed in Note 1, with $345 million of borrowings at December 31, 2012, may be prepaid at the borrowers' option.

FIRST MORTGAGE BONDS

The California Utilities issue first mortgage bonds which are secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds upon compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $3.6 billion of first mortgage bonds at SDG&E and $863 million at SoCalGas at December 31, 2012.

Mobile Gas also issues first mortgage bonds secured by utility plant.

In March 2012, SDG&E publicly offered and sold $250 million of 4.30-percent first mortgage bonds maturing in 2042.

In September 2012, SoCalGas publicly offered and sold $350 million of 3.75-percent first mortgage bonds maturing in 2042.

INDUSTRIAL DEVELOPMENT BONDS

SDG&E

In September 2012, SDG&E remarketed $161 million of industrial development variable rate demand notes at a fixed rate of 1.65 percent maturing in 2018 and $75 million of variable rate demand notes at a fixed rate of 4.00 percent maturing in 2039. The bonds were originally issued as insured, auction-rate securities, the proceeds of which were loaned to SDG&E, and are serviced with payments on SDG&E first mortgage bonds that have terms corresponding to those of the industrial development bonds that they secure.

Sempra Natural Gas

To secure an approved exemption from sales and use tax, Sempra Natural Gas has incurred through December 31, 2012, $254 million ($53 million in 2012, $84 million in 2011, $42 million in 2010, and $75 million in 2009) out of a maximum available $265 million of long-term debt related to the construction and equipping of its Mississippi Hub natural gas storage facility. After a redemption of $180 million in December 2011, the debt balance remaining at December 31, 2012, is $74 million. The debt is payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable have interest rates of 4.5 percent and are due on July 1, 2024.

OTHER LONG-TERM DEBT

Sempra Energy

In March 2012, Sempra Energy publicly offered and sold $600 million of 2.30-percent notes maturing in 2017. In September 2012, Sempra Energy publicly offered and sold $500 million of 2.875-percent notes maturing in 2022.

Sempra South American Utilities

Chilquinta Energía has outstanding Chilean public bonds denominated in Chilean Unidades de Fomento. The Chilean Unidad de Fomento is a unit of account used in Chile that is adjusted for inflation, and its value is quoted in Chilean Pesos. In 2009, Parent and Other purchased $50 million of 2.75-percent bonds which were eliminated in consolidation until their remarketing in October 2012.

Luz del Sur has outstanding corporate bonds which are denominated in the local currency. During 2012, Luz del Sur publicly offered and sold additional bonds, as follows:

2012 ISSUANCES OF LONG TERM DEBT – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month Issued	Issuance	Interest Rate	Maturity Date
February	$21	5.97%	February 8, 2017
February	9	6.34%	February 8, 2019
July	25	5.44%	July 6, 2019
October	30	5.25%	October 29, 2022
December	30	4.75%	December 14, 2020

Sempra Renewables

In June 2012, Sempra Renewables obtained a $117 million variable rate loan, the proceeds of which were applied to construction costs of the Copper Mountain Solar 1 project. The loan is payable semi-annually and fully matures in December 2028. To partially moderate its exposure to interest rate changes, Sempra Renewables has also entered into floating-to-fixed interest rate swaps maturing December 2028. As of December 31, 2012, the amount of the loan outstanding is $111 million, of which $83 million has an interest rate that is effectively fixed at 4.54 percent. The remaining balance of $28 million bears interest at rates varying with market rates (2.82 percent at December 31, 2012).

In September 2011, Sempra Renewables entered into a loan agreement with the U.S. Department of Energy (DOE) to borrow up to $337 million, which includes $7 million of accrued interest. Sempra Renewables took draws of $253 million in November 2012 at 2.26 percent and $33 million in December 2012 at 2.24 percent, the proceeds of which were applied to construction costs of the Mesquite Solar 1 project. The loan is payable semi-annually and fully matures in January 2031.

INTEREST RATE SWAPS

We discuss our fair value interest rate swaps and interest rate swaps to hedge cash flows in Note 10.